                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED MARCH 3, 2008 TO
                PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement updates information in the prospectus dated April 30, 2007 (as supplemented) for Vintage LSM variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we", "us", or "our"). This supplement should be read in its entirety and kept together with your prospectus for a future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.   TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, in the "Total Annual Portfolio Expenses" table, replace the Minimum figure with the following:

Minimum
0.49%
-------

2.   INVESTMENT PORTFOLIO EXPENSES

Your contract offers the following investment portfolios:

..    the Legg Mason Partners Variable Adjustable Rate Income Portfolio of the
     Legg Mason Partners Variable Income Trust; and

..    the Legg Mason Partners Variable Money Market Portfolio of the Legg Mason
     Partners Variable Income Trust.

The information in the table below replaces the disclosure regarding the portfolios listed above contained in the "Investment Portfolio Expenses" table. The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the investment portfolio's average daily net assets. For more complete information on these fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                           CONTRACTUAL   NET TOTAL
                                     12B-1/                 TOTAL ANNUAL     EXPENSE       ANNUAL
                       MANAGEMENT   SERVICE      OTHER        PORTFOLIO     SUBSIDY OR   PORTFOLIO
                          FEES        FEES    EXPENSES(1)     EXPENSES       DEFERRAL     EXPENSES
                       ----------   -------   -----------   ------------   -----------   ---------
LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners
   Variable
   Adjustable Rate
   Income Portfolio       0.55%       0.25%      0.41%           1.21%          --         1.21%
Legg Mason Partners
   Variable Money
   Market Portfolio       0.45%         --       0.04%           0.49%          --         0.49%

(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.

3.   FEE TABLES AND EXAMPLES

     A. METLIFE INVESTORS USA INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the Vintage L contract issued by MetLife Investors USA Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............   $1,140    $1,863    $2,213    $4,467

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $440     $1,323    $2,213    $4,467

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $921     $1,220    $1,525    $2,499

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $221      $680     $1,165    $2,499

     B.   FIRST METLIFE INVESTORS INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the Vintage L contract issued by First MetLife Investors Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............   $1,088    $1,733    $2,040    $4,354

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $388     $1,193    $2,040    $4,354

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $921     $1,220    $1,525    $2,499

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $221      $680     $1,165    $2,499

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 842-9325
Irvine, CA  92614

Vintage L is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED MARCH 3, 2008 TO
                PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement updates information in the prospectus dated April 30, 2007 (as supplemented) for Vintage XCSM variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we", "us", or "our"). This supplement should be read in its entirety and kept together with your prospectus for a future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.   TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, in the "Total Annual Portfolio Expenses" table, replace the Minimum figure with the following:

Minimum
-------
 0.49%

2.   INVESTMENT PORTFOLIO EXPENSES

Your contract offers the following investment portfolios:

     . the Legg Mason Partners Variable Adjustable Rate Income Portfolio of the Legg Mason Partners Variable Income Trust; and

     . the Legg Mason Partners Variable Money Market Portfolio of the Legg Mason Partners Variable Income Trust.

The information in the table below replaces the disclosure regarding the portfolios listed above contained in the "Investment Portfolio Expenses" table. The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the investment portfolio's average daily net assets. For more complete information on these fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                     SUPP-VXCEXP

                                                                       TOTAL    CONTRACTUAL   NET TOTAL
                                             12B-1/                   ANNUAL      EXPENSE       ANNUAL
                               MANAGEMENT   SERVICE      OTHER      PORTFOLIO   SUBSIDY OR    PORTFOLIO
                                  FEES        FEES    EXPENSES(1)    EXPENSES     DEFERRAL     EXPENSES
                               ----------   -------   -----------   ----------  -----------   ---------
LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable
   Adjustable Rate Income
   Portfolio                      0.55%      0.25%       0.41%          1.21%        --          1.21%
Legg Mason Partners Variable
   Money Market Portfolio         0.45%        --        0.04%          0.49%        --          0.49%

(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.

3.   FEE TABLES AND EXAMPLES

     A.   METLIFE INVESTORS USA INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the Vintage XC contract issued by MetLife Investors USA Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...   $1,230    $2,014    $2,705    $4,378

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...    $430     $1,294    $2,165    $4,378

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...   $1,010    $1,370    $1,654    $2,396

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...    $210      $650     $1,114    $2,396

     B. FIRST METLIFE INVESTORS INSURANCE COMPANY

     In the "FEE TABLE AND EXAMPLES" section of the prospectus for the Vintage XC contract issued by First MetLife Investors Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...   $1,178    $1,883    $2,531    $4,261

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...    $378     $1,163    $1,991    $4,261

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...   $1,010    $1,370    $1,654    $2,396

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

               1 year   3 years   5 years   10 years
               ------   -------   -------   --------
     (b) ...    $210      $650     $1,114    $2,396

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 842-9325
Irvine, CA  92614

Vintage XC is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.